UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22534

Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

(Name and address of agent for service)

COPY TO:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code:    (877) 200-1878

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2021

VERSUS CAPITAL ADVISORS LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not

authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information (“Personal Information”) for business purposes, such as to process requests and transactions, to maintain accounts, and to provide customer service. Personal Information is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number;

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees and service providers who need to know that information for business purposes. Employees are required to maintain and protect the confidentiality of Personal Information. The Adviser, on behalf of the Fund, maintains written policies and procedures that address physical, electronic and administrative safeguards designed to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only as authorized by exceptions to Regulation S-P’s opt-out requirements, for example, if it is necessary to effect, administer, or enforce a transaction that an investor requests or authorizes; (ii) in connection with processing or servicing a financial product or service an investor requests or authorizes; and (iii) in connection with maintaining or servicing the investor’s account with the Fund. The Fund also may disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2021 (Unaudited)

Shares		Value

Private Investment Funds(a) - 73.8%
	Diversified – 73.8%
	AEW Core Property Trust (U.S.), Inc.
100,727	Class A Shares	$110,381,696
28,443	Class B Shares	31,169,265
—	AEW Value Investors US LP(b)(c)	44,183,120
70,913	Barings European Core Property Fund	98,581,567
85,567,059	CBRE U.S. Core Partners LP	143,333,663
89,172	Clarion Gables Multifamily Trust LP	127,924,663
127,263	Clarion Lion Properties Fund LP	216,452,712
34,383	GI Partners ETS Fund(d)	34,451,506
—	GWL U.S. Property Fund LP(b)(e)	135,953,497
79,032	Harrison Street Core Property Fund LP	117,120,430
123,817	Heitman America Real Estate Trust LP	160,337,550
144,358	Heitman Core Real Estate Debt Income Trust LP(b)	145,336,599
889	Invesco Core Real Estate USA LP	181,686,878
1,049,052	Invesco Real Estate Asia Fund(b)	148,407,225
	LaSalle Property Fund LP
19,839	Class A Shares	35,429,379
1,422	Class B Shares	2,539,472
892,120	RREEF America REIT II, Inc	121,819,040
2,979	Trumbull Property Fund, LP	31,255,437
3,274	Trumbull Property Income Fund, LP	43,135,438
—	US Government Building Open-End Feeder, LP(f)	63,356,624
32,006	Walton Street Real Estate Core-Plus Fund, LP	37,383,440

	Total Private Investment Funds.	2,030,239,201

	(Cost $1,819,911,758)

Common Stocks - 15.2%
	Apartments/Single Family Residential – 3.0%
5,606	Agree Realty Corp., REIT	371,285
317,310	American Homes 4 Rent, Class A Shares, REIT	12,095,857
180,272	Apartment Income REIT Corp. REIT	8,799,076
66,695	AvalonBay Communities, Inc., REIT	14,782,280
31,175	Camden Property Trust, REIT.	4,597,377
618	Daiwa House REIT Investment Corp. (Japan)	1,814,856
109,450	Equity Residential, REIT	8,856,694
10,931	Essex Property Trust, Inc., REIT	3,495,078
400,220	Independence Realty Trust, Inc., REIT	8,144,477
366,023	Invitation Homes, Inc., REIT	14,029,662
36,891	Minto Apartment Real Estate Investment Trust, 144A, REIT (Canada)	651,257
90,472	STORE Capital Corp., REIT	2,897,818
93,265	UNITE Group, PLC, REIT (United Kingdom)	1,363,977

		81,899,694

	Diversified – 3.5%
247	Activia Properties, Inc., REIT (Japan)	1,010,044
14,690	American Tower Corp., REIT	3,898,873
203,911	Arena, REIT (Australia)	617,496
98,197	Broadstone Net Lease, Inc., REIT	2,436,268
627,906	Centuria Capital Group (Australia)	1,527,835
56,340	Charter Hall Group, REIT (Australia)	681,219
21,850	CoreSite Realty Corp., REIT	3,027,099
535,680	Cromwell European Real Estate Investment Trust, REIT (Singapore)	1,619,518
467,685	Dexus, REIT (Australia)	3,599,582
73,020	Digital Realty Trust, Inc., REIT	10,547,739
8,300	DR Horton, Inc.	696,951
356,300	Dream Industrial Real Estate Investment Trust, REIT (Canada)	4,557,129

Shares		Value

	Diversified - (continued)
21,953	Equinix, Inc., REIT	$17,345,724
165,831	ESR Kendall Square Co., Ltd., REIT (South Korea)	890,545
107,969	Fabege AB (Sweden)	1,628,490
13,324	Gecina SA, REIT (France)	1,792,562
212,804	Ingenia Communities Group, REIT (Australia)	1,001,461
885,083	Irongate Group, REIT (Australia)	963,344
47,899	Klepierre SA, REIT (France)	1,071,189
631,300	Lendlease Global Commercial, REIT (Singapore)	403,646
75,475	Lexington Realty Trust, REIT	962,306
594,205	Mapletree Logistics Trust, REIT (Singapore)	888,297
238,425	Merlin Properties Socimi SA, REIT (Spain)	2,445,333
263,100	Mitsubishi Estate Co., Ltd. (Japan)	4,189,292
702	Mori Hills REIT Investment Corp. (Japan)	951,231
975	Nomura Real Estate Master Fund, Inc., REIT (Japan)	1,403,292
43,079	NSI NV, REIT (Netherlands)	1,596,818
24,375	Persimmon, PLC (United Kingdom)	871,771
228,817	Segro, PLC, REIT (United Kingdom)	3,675,680
1,027,000	Sunac Services Holdings, Ltd., 144A (China)(g)	2,113,413
334,177	VICI Properties, Inc., REIT	9,493,969
108,528	Vonovia SE (Germany)	6,513,192
44,540	Weyerhaeuser Co., REIT	1,584,288
77,982	Wihlborgs Fastigheter AB (Sweden)	1,550,029

		97,555,625

	Health Care – 1.0%
64,925	Healthcare Trust of America, Inc., Class A Shares, REIT	1,925,676
188,296	HealthCo, REIT (Australia)(g)	300,844
193,915	Healthpeak Properties, Inc., REIT	6,492,274
172,063	Medical Properties Trust, Inc., REIT	3,453,305
326,966	Primary Health Properties, PLC, REIT (United Kingdom)	663,386
294,156	Sabra Health Care REIT, Inc.	4,329,976
118,196	Ventas, Inc., REIT	6,525,601
62,487	Welltower, Inc., REIT	5,148,929

		28,839,991

	Hotels – 0.6%
4,945	Choice Hotels International, Inc.	624,900
952,300	Far East Hospitality Trust, REIT (Singapore)	432,844
249,580	Host Hotels & Resorts, Inc., REIT(g)	4,075,641
132,945	MGM Growth Properties LLC, Class A Shares, REIT	5,091,793
80,826	Park Hotels & Resorts, Inc., REIT(g)	1,547,010
97,338	Sunstone Hotel Investors, Inc., REIT(g)	1,162,216
29,985	Travel + Leisure Co.	1,635,082
146,295	Xenia Hotels & Resorts, Inc., REIT(g)	2,595,273

		17,164,759

	Internet Connective Services – 0.0%
49,428	21Vianet Group, Inc., ADR (China)(g)	855,599

	Office Properties – 1.6%
61,278	Alexandria Real Estate Equities, Inc., REIT	11,708,387
42,300	Allied Properties Real Estate Investment Trust, REIT (Canada)	1,343,207
28,926	American Assets Trust, Inc., REIT	1,082,411
38,425	Boston Properties, Inc., REIT	4,163,349
78,191	Brandywine Realty Trust, REIT	1,049,323
770,100	Capitaland Investment, Ltd. (Singapore)(g)	1,928,369
47,828	City Office REIT, Inc. (Canada)	854,208
44,616	Cousins Properties, Inc., REIT	1,663,731
119	Daiwa Office Investment Corp., REIT (Japan)	803,073
137,865	Douglas Emmett, Inc., REIT	4,357,913
116,535	Hudson Pacific Properties, Inc., REIT	3,061,374

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2021 (Unaudited) (continued)

Shares		Value

	Office Properties - (continued)
103,470	Inmobiliaria Colonial Socimi SA, REIT (Spain)	$1,004,380
80,310	Kilroy Realty Corp., REIT	5,317,325
51,045	Mack-Cali Realty Corp., REIT(g)	873,890
2,392	Sekisui House Reit, Inc., REIT (Japan)	1,980,468
39,640	SL Green Realty Corp., REIT	2,808,098

		43,999,506

	Real Estate Operation/Development – 0.8%
89,454	Castellum AB (Sweden)	2,183,777
104,610	Echo Investment SA (Poland)	115,992
290,498	Hongkong Land Holdings, Ltd. (Hong Kong)	1,387,615
13,713	LEG Immobilien AG (Germany)	1,937,014
652,100	Midea Real Estate Holding, Ltd., 144A (China)	1,121,167
277,400	Mitsui Fudosan Co., Ltd. (Japan)	6,589,606
803,425	New World Development Co., Ltd. (Hong Kong)	3,267,736
228,600	Sun Hung Kai Properties, Ltd. (Hong Kong)	2,854,378
41,838	TAG Immobilien AG (Germany)	1,223,274
1,094,000	Zhongliang Holdings Group Co., Ltd. (China)	565,504

		21,246,063

	Regional Malls – 0.4%
195,690	Macerich Co. (The), REIT	3,269,980
51,872	Simon Property Group, Inc., REIT	6,741,804

		10,011,784

	Residential – 0.4%
29,875	Equity LifeStyle Properties, Inc., REIT	2,333,237
46,340	Sun Communities, Inc., REIT	8,577,534

		10,910,771

	Shopping Centers – 0.6%
1,153,100	CapitaLand Integrated Commercial Trust, REIT (Singapore)	1,717,034
45,495	Federal Realty Investment Trust, REIT	5,367,955
143,900	Link, REIT (Hong Kong)	1,232,266
293,650	NewRiver REIT, PLC (United Kingdom)	329,588
71,680	Regency Centers Corp., REIT	4,826,214
136,720	Retail Properties of America, Inc., Class A Shares, REIT	1,760,954

		15,234,011

	Storage – 0.8%
75,719	Big Yellow Group, PLC, REIT (United Kingdom)	1,423,232
180,331	CubeSmart, REIT	8,737,037
11,795	Life Storage, Inc., REIT	1,353,358
39,675	Public Storage, REIT	11,787,442

		23,301,069

	Warehouse/Industrial – 2.5%
773,300	AIMS APAC, REIT (Singapore)	820,115
487,817	Centuria Industrial, REIT (Australia)	1,297,030
1,013	CRE Logistics, Inc., REIT (Japan)	1,884,766
50,533	CyrusOne, Inc., REIT	3,911,760
2,660,807	ESR, REIT (Singapore)	908,721
142,224	First Industrial Realty Trust, Inc., REIT	7,407,026
107,324	Goodman Group, REIT (Australia)	1,651,403
989	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	1,801,971
213,437	Industrial Logistics Properties Trust, REIT	5,423,434
247,200	Nexus Real Estate Investment Trust, REIT (Canada)	2,492,297
86,338	Plymouth Industrial, Inc., REIT	1,964,190
207,421	Prologis, Inc., REIT	26,016,816
31,243	Rexford Industrial Realty, Inc., REIT	1,773,040
170,126	Safestore Holdings, PLC, REIT (United Kingdom)	2,404,599
3,424,000	SF Real Estate Investment Trust, REIT (Virgin Islands (British))(g)	1,732,969

Shares		Value

	Warehouse/Industrial - (continued)
213,956	Summit Industrial Income, REIT (Canada)	$3,520,325
1,022,255	Tritax Big Box REIT, PLC (United Kingdom)	2,922,908

		67,933,370

	Total Common Stocks	418,952,242

	(Cost $385,747,261)

Preferred Stocks - 2.2%
	Apartments/Single Family Residential – 0.1%
28,735	Agree Realty Corp., REIT, Series A, 4.25%	722,398
	American Homes 4 Rent, REIT,
22,685	Series F, 5.88%	578,241
36,850	Series G, 5.88%	955,520
6,009	Series H, 6.25%	161,582
6,515	CTO Realty Growth, Inc., REIT, Series A, 6.38%	167,240
5,616	Mid-America Apartment Communities, Inc., REIT, Series I, 8.50%	364,984
3,075	Spirit Realty Capital, Inc., REIT, Series A, 6.00%	80,042

		3,030,007

	Diversified – 0.5%
20,730	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	558,259
	Digital Realty Trust, Inc., REIT,
54,590	Series J, 5.25%	1,412,789
14,490	Series K, 5.85%	398,475
70,215	Series L, 5.20%	1,909,848
	DigitalBridge Group, Inc., REIT,
11,725	Series I, 7.15%	302,036
18,525	Series J, 7.13%	484,614
1,270	EPR Properties, REIT, Series G, 5.75%	32,918
	PS Business Parks, Inc., REIT,
19,490	Series W, 5.20%	491,538
23,940	Series X, 5.25%	633,452
13,733	Series Y, 5.20%	360,766
23,401	Series Z, 4.88%	645,868
	UMH Properties, Inc., REIT,
14,767	Series C, 6.75%	383,647
5,710	Series D, 6.38%	150,630
	Vornado Realty Trust, REIT,
34,172	Series L, 5.40%	880,271
64,748	Series M, 5.25%	1,688,628
107,995	Series N, 5.25%	2,905,065

		13,238,804

	Health Care – 0.0%
	Diversified Healthcare Trust, REIT,
9,960	6.25%	249,299
3,180	5.63%	76,670

		325,969

	Hotels – 0.2%
61,165	Chatham Lodging Trust, REIT, Series A, 6.63%	1,557,261
26,720	DiamondRock Hospitality Co., REIT, 8.25%	723,577
	Hersha Hospitality Trust, REIT,
4,575	Series C, 6.88%	112,819
2,490	Series D, 6.50%	60,756
3,540	Series E, 6.50%	87,580
	Pebblebrook Hotel Trust, REIT,
1,935	Series F, 6.30%	48,027
48,875	Series G, 6.38%	1,248,756
34,265	Series H, 5.70%	856,625

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2021 (Unaudited) (continued)

Shares		Value

	Hotels - (continued)
	Sunstone Hotel Investors, Inc., REIT,
9,835	Series H, 6.13%	$254,333
18,855	Series I, 5.70%	477,409

		5,427,143

	Office Properties – 0.2%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	133,900
15,810	Office Properties Income Trust, REIT, 6.38%	440,467
120,531	SL Green Realty Corp., REIT, Series I, 6.50%	3,127,780
58,355	Vornado Realty Trust, REIT, Series O, 4.45%	1,428,530

		5,130,677

	Shopping Centers – 0.4%
	Kimco Realty Corp., REIT,
37,258	Series L, 5.13%	971,316
80,969	Series M, 5.25%	2,122,198
31,550	RPT Realty, REIT, Series D, 7.25%	1,880,853
	Saul Centers, Inc., REIT,
2,530	Series D, 6.13%	66,387
52,000	Series E, 6.00%	1,376,440
55,507	SITE Centers Corp., REIT, Series A, 6.38%	1,437,631
	Urstadt Biddle Properties, Inc., REIT,
63,325	Series H, 6.25%	1,654,049
39,420	Series K, 5.88%	1,034,775

		10,543,649

	Storage – 0.7%
68,502	National Storage Affiliates Trust, REIT, Series A, 6.00%	1,795,437
	Public Storage, REIT,
11,210	Series E, 4.90%	281,259
3,375	Series F, 5.15%	86,569
32,680	Series G, 5.05%	835,301
267,658	Series H, 5.60%	7,470,335
50,705	Series I, 4.88%	1,390,331
9,495	Series J, 4.70%	257,504
19,500	Series K, 4.75%	533,715
42,470	Series L, 4.63%	1,158,582
38,190	Series M, 4.13%	996,759
2,345	Series N, 3.88%	60,173
47,470	Series O, 3.90%	1,235,169
95,000	Series P, 4.00%	2,426,300

		18,527,434

	Warehouse/Industrial – 0.1%
	Rexford Industrial Realty, Inc., REIT,
34,948	Series B, 5.88%	915,288
92,255	Series C, 5.63%	2,430,919

		3,346,207

	Total Preferred Stocks	59,569,890

	(Cost $58,184,299)

Par

Commercial Mortgage Backed Securities - 4.9%
	BANK, 144A
$23,841,000	0.93%, 10/17/2052 Ser 2019-BN21, Class XF(h)	1,546,697
9,170,167	1.01%, 12/15/2052 Ser 2019-BN23, Class XD(h)	676,116
9,188,000	0.61%, 12/15/2053 Ser 2020-BN30, Class XD(h)	455,796
1,600,000	2.50%, 12/15/2053 Ser 2020-BN30, Class D(h)	1,464,625
1,160,500	2.50%, 12/15/2053 Ser 2020-BN30, Class E(h)	1,006,480
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD(h)	677,347
1,600,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D(h)	1,473,169
3,000,000	4.25%, 6/15/2060 Ser 2017-BNK5, Class E(h)	2,427,258
4,000,000	1.50%, 11/15/2062 Ser 2019-BN22, Class XF(h)	381,318

Par		Value

Commercial Mortgage Backed Securities (continued)
$3,500,000	1.96%, 11/15/2062 Ser 2019-BN22, Class F(h)	$2,477,772
9,703,500	0.92%, 1/15/2063 Ser 2020-BN25, Class XD(h)	657,142
6,000,000	1.50%, 1/15/2063 Ser 2020-BN25, Class XF	581,035
6,000,000	1.92%, 1/15/2063 Ser 2020-BN25, Class F(h)	3,768,365
1,250,000	2.50%, 1/15/2063 Ser 2020-BN25, Class E	1,064,174
2,000,000	2.25%, 6/15/2063 Ser 2021-BN34, Class F	1,393,700
7,000,000	0.90%, 5/15/2064 Ser 2021-BN33, Class XD(h)	547,611
1,750,000	2.50%, 5/15/2064 Ser 2021-BN33, Class D	1,594,402
	BBCMS Mortgage Trust, 144A
12,250,000	1.43%, 10/15/2053 Ser 2020-C8, Class XD(h)	1,440,103
2,400,000	2.25%, 10/15/2053 Ser 2020-C8, Class D	2,158,996
	BENCHMARK Mortgage Trust, 144A
12,667,000	1.11%, 1/15/2051 Ser 2018-B1, Class XE(h)	866,021
5,520,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD(h)	467,339
2,000,000	3.06%, 4/10/2051 Ser 2018-B3, Class D(h)	1,875,773
1,719,500	3.11%, 10/10/2051 Ser 2018-B6, Class D(h)	1,649,314
3,800,000	1.09%, 2/15/2053 Ser 2020-B16, Class XD(h)	311,746
1,000,000	2.50%, 2/15/2053 Ser 2020-B16, Class D	875,841
1,500,000	2.50%, 2/15/2053 Ser 2020-B16, Class E	1,248,617
10,000,000	1.42%, 1/15/2054 Ser 2020-B22, Class XD(h)	1,148,126
3,950,000	2.00%, 1/15/2054 Ser 2020-B22, Class D	3,296,192
3,500,000	2.00%, 2/15/2054 Ser 2021-B23, Class E	2,668,288
18,000,000	1.57%, 4/15/2054 Ser 2021-B25, Class XD(h)	2,347,340
13,000,000	1.48%, 6/15/2054 Ser 2021-B26, Class XD(h)	1,530,352
57,358,000	1.38%, 8/15/2054 Ser 2021-B28, Class XD(h)	6,760,340
6,500,000	1.00%, 8/15/2057 Ser 2019-B13, Class XF(h)	420,950
4,000,000	1.50%, 8/15/2057 Ser 2019-B13, Class XD(h)	420,565
6,500,000	3.00%, 8/15/2057 Ser 2019-B13, Class F	4,452,454
2,500,000	3.61%, 3/15/2062 Ser 2019-B10, Class F(h)	1,575,767
4,000,000	BSREP Commercial Mortgage Trust L + 0.95%, 1.04%, 8/15/2038 Ser 2021-DC, Class A, 144A(i)	4,014,344
4,000,000	BX Commercial Mortgage Trust L + 0.70%, 0.79%, 9/15/2036 Ser 2021-VOLT, Class A, 144A(i)	4,007,832
2,750,000	CD Mortgage Trust, 3.10%, 8/15/2051 Ser 2018-CD7, Class D, 144A(h)	2,599,877
4,500,000	CGMS Commercial Mortgage Trust, 3.00%, 8/15/2050 Ser 2017-B1, Class D, 144A	4,121,954
	Citigroup Commercial Mortgage Trust, 144A
1,000,000	5.18%, 9/10/2046 Ser 2013-GC15, Class D(h)	1,012,272
1,000,000	3.18%, 6/10/2051 Ser 2018-C5, Class D(h)	914,664
5,000,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XF(h)	212,276
3,750,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XG(h)	157,217
3,750,000	3.00%, 11/10/2052 Ser 2019-GC43, Class G	2,454,958
2,800,000	3.00%, 8/10/2056 Ser 2019-GC41, Class F	1,921,093
	Comm Mortgage Trust,
1,094,000	5.39%, 5/15/2045 Ser 2012-CR1, Class C(h)	1,061,939
1,000,000	5.39%, 5/15/2045 Ser 2012-CR1, Class D, 144A(h)	891,052
2,500,000	4.32%, 12/10/2045 Ser 2012-CR5, Class F, 144A(h)	1,804,743
2,165,000	4.32%, 12/10/2045 Ser 2012-CR5, Class E, 144A(h)	2,045,455
1,146,500	4.29%, 1/10/2046 Ser 2013-LC6, Class D, 144A(h)	1,138,746
3,250,000	4.09%, 3/10/2046 Ser 2013-CR6, Class E, 144A(h)	2,786,543
2,600,000	4.85%, 5/10/2047 Ser 2014-CR17, Class D, 144A(h)	2,454,203
1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D, 144A	1,245,902
2,730,000	1.03%, 8/15/2057 Ser 2019-GC44, Class XD, 144A(h)	208,445
3,980,500	CSAIL Commercial Mortgage Trust, 1.98%, 3/15/2052 Ser 2019-C15, Class XD, 144A(h)	497,990
	Freddie Mac Multifamily Structured Pass Through Certificates,
10,000,000	2.63%, 2/25/2049 Ser K123, Class X3(h)	2,026,318

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2021 (Unaudited) (continued)

Par		Value

Commercial Mortgage Backed Securities (continued)
$6,880,000	2.45%, 3/25/2049 Ser K741, Class X3(h)	$917,429
4,750,000	2.95%, 6/25/2049 Ser K743, Class X3(h)	823,408
	GS Mortgage Securities Trust,
4,463,000	5.64%, 8/10/2043 Ser 2010-C1, Class C, 144A(h)	4,196,383
2,500,000	5.55%, 5/10/2045 Ser 2012-GCJ7, Class D, 144A(h)	2,393,274
2,000,000	4.74%, 8/10/2046 Ser 2013-GC14, Class F, 144A(h)	1,381,825
1,250,000	4.74%, 8/10/2046 Ser 2013-GC14, Class D, 144A(h)	1,234,447
3,500,000	4.96%, 4/10/2047 Ser 2014-GC20, Class D, 144A(h)	1,902,835
3,600,600	4.51%, 11/10/2047 Ser 2014-GC26, Class C(h)	3,570,994
4,249,000	2.46%, 5/12/2053 Ser 2020-GC47, Class F, 144A(h)	3,253,614
1,500,000	3.46%, 5/12/2053 Ser 2020-GC47, Class D, 144A(h)	1,496,786
1,029,143	JP Morgan Chase Commercial Mortgage Securities Trust, 5.71%, 11/15/2043 Ser 2010-C2, Class C, 144A(h)	1,020,502
	JPMBB Commercial Mortgage Securities Trust,
1,500,000	4.55%, 8/15/2046 Ser 2013-C14, Class C(h)	1,425,849
1,425,000	4.66%, 4/15/2047 Ser 2014-C19, Class D, 144A(h)	1,452,342
2,525,000	3.90%, 11/15/2047 Ser 2014-C24, Class D, 144A(h)	1,689,242
	Morgan Stanley Bank of America Merrill Lynch Trust,
1,250,000	4.76%, 6/15/2047 Ser 2014-C16, Class D, 144A(h)	980,868
19,412,471	1.27%, 5/15/2050 Ser 2017-C33, Class XA(h)	1,058,882
	Morgan Stanley Capital I Trust, 144A
1,414,000	3.00%, 6/15/2052 Ser 2019-H6, Class D	1,287,190
2,629,600	2.50%, 5/15/2054 Ser 2021-L5, Class F	1,882,111
12,702,762	SG Commercial Mortgage Securities Trust, 1.91%, 10/10/2048 Ser 2016-C5, Class XA(h)	790,547
	UBS-Barclays Commercial Mortgage Trust, 144A
21,617,346	1.58%, 12/10/2045 Ser 2012-C4, Class XA(h)	241,505
2,000,000	5.04%, 8/10/2049 Ser 2012-C3, Class D(h)	2,040,534
27,716,166	Wells Fargo Commercial Mortgage Trust, 1.88%, 7/15/2053 Ser 2020-C58, Class XA(h)	3,739,368

	Total Commercial Mortgage Backed Securities	134,064,889

	(Cost $136,989,516)

Shares
Short-Term Investment - 3.1%
85,371,025	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 0.01%	85,371,025

	(Cost $85,371,025)
	Total Investments - 99.2%	2,728,197,247

	(Cost $2,486,203,859)
	Other Assets - 0.8%	21,549,605

	Net Assets - 100.0%	$2,749,746,852

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 19.3% of this Fund.
(d)	Security value was determined by using significant unobservable inputs.
(e)	Partnership is not designated in units. The Fund owns approximately 13.1% of this Fund.
(f)	Partnership is not designated in units. The Fund owns approximately 2.8% of this Fund.
(g)	Non-income producing security.
(h)	Variable rate security. The coupon is based on an underlying pool of mortgages. The rate reported is the rate in effect at period end.
(i)	Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

Portfolio Abbreviations:

144A - Rule 144A Security

ADR - American Depositary Deposit

L - 30 Day London Inter-bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Industry	% of Net Assets

Diversified	77.8%
Commercial Mortgage Backed Securities	4.9%
Short-Term Investment	3.1%
Apartments/Single Family Residential	3.1%
Warehouse/Industrial	2.6%
Office Properties	1.8%
Storage	1.5%
Health Care	1.0%
Shopping Centers	1.0%
Hotels	0.8%
Real Estate Operation/Development	0.8%
Residential	0.4%
Regional Malls	0.4%
Internet Connective Services	0.0%
Other Assets net of Liabilities	0.8%

Total	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2021 (Unaudited)

ASSETS:
Investments:
Non-affiliated investment in securities at cost	$2,486,203,859
Non-affiliated investment net unrealized appreciation	241,993,388

Total non-affiliated investment in securities, at fair value	2,728,197,247

Cash	14,577
Foreign Currency (Cost $60,912)	60,892
Receivables for:
Dividends and interest	17,110,493
Fund shares sold	5,129,308
Reclaims	93,799
Investments sold	16,536,731

Total receivables	38,870,331
Prepaid expenses	702,354

Total Assets	2,767,845,401

LIABILITIES:
Payables for:
Investments purchased	10,102,573
Adviser fees	7,350,662
Professional fees	372,772
Administrative fees	137,358
Transfer agent fees	107,975
Custodian fees	22,162
Accrued expenses and other liabilities	5,047

Total Liabilities(a)	18,098,549

NET ASSETS	$2,749,746,852

NET ASSETS consist of:
Paid-in capital	$2,386,351,764
Total distributable earnings	363,395,088

TOTAL NET ASSETS	$2,749,746,852

Net Assets	$2,749,746,852
Shares of beneficial interest outstanding (unlimited authorization)	92,977,444

Net asset value price per share (Net Assets/Shares Outstanding)	$29.57

(a)	See Note 9. Restricted Securities for detail of Commitments and Contingencies related to unfunded commitments.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2021 (Unaudited)

Investment Income:
Dividends from non-affiliated investments	$38,927,655
Interest income	4,071,559
Less: foreign taxes withheld	(261,514)

Total Investment Income	42,737,700

Expenses:
Adviser fees (Note 4)	14,267,544
Interest and Line of Credit fees	478,768
Administration fees	413,572
Professional fees	396,663
Transfer agent fees	177,810
Directors’ fees (Note 4)	112,703
Shareholder reporting fees	106,522
Custodian fees	105,930

Total Expenses	16,059,512

Net Investment Income	26,678,188

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	84,159,306
Net realized gain on foreign currency transactions	195,857
Net change in unrealized appreciation on investments and foreign currency	122,625,395

Net Realized and Unrealized Gain on Investments	206,980,558

Net Increase in Net Assets Resulting from Operations	$233,658,746

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase in Net Assets:
From Operations:
Net investment income	$ 26,678,188	$ 54,463,564
Net realized gain on investments and foreign currency transactions	84,355,163	53,979,290
Net change in unrealized appreciation on investments and foreign currency	122,625,395	49,373,268

Net Increase in Net Assets Resulting From Operations	233,658,746	157,816,122

Distributions to Shareholders from:
Net investment income and net realized gains	(52,021,678)	(87,948,261)
Return of capital	—	(20,449,303)

Total Distributions	(52,021,678)	(108,397,564)

Capital Share Transactions:
Shares issued	319,733,614	363,971,004
Reinvested dividends	10,643,807	22,028,613
Shares redeemed	(258,528,571)	(904,369,665)

Net Increase (Decrease) in Net Assets
Resulting From Capital Share Transactions	71,848,850	(518,370,048)

Total Increase (Decrease) in Net Assets	253,485,918	(468,951,490)

Net Assets:
Beginning of Period	$2,496,260,934	$2,965,212,424

End of Period	$2,749,746,852	$2,496,260,934

Share Transactions:
Shares sold	11,272,879	13,483,119
Shares issued in reinvestment of dividends	379,212	825,886
Shares redeemed	(9,201,269)	(33,815,167)

Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,450,822	(19,506,162)

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2021 (Unaudited)

Cash Flows Used in Operating Activities:
Net increase in net assets resulting from operations	$233,658,746
Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(652,797,826)
Proceeds from disposition of investment securities	590,398,083
Net sales of short-term investment securities	10,044,685
Change in net unrealized appreciation on investments and foreign currency	(122,625,395)
Net realized gain from investments sold and foreign currency transactions	(84,355,163)
Net amortization/(accretion) of premium/(discount)	372,835
Increase in dividends and interest receivable	(696,232)
Increase in reclaims receivable	(22,856)
Increase in prepaid expenses	(207,231)
Increase in Adviser fees payable	829,249
Increase in administrative fees payable	21,093
Increase in professional fees payable	125,809
Decrease in custodian fees payable	(18,593)
Increase in transfer agent fees payable	40,122
Decrease in accrued expenses and other liabilities	(168,012)

Net Cash Used in Operating Activities	(25,400,686)

Cash Flows From Financing Activities:
Proceeds from shares issued	325,077,300
Payments of shares redeemed	(258,528,571)
Dividends paid (net of reinvestment of dividends)	(41,377,871)

Net Cash Provided by Financing Activities	25,170,858

Effect of exchange rate changes on foreign currency	208,892

Net Decrease in Cash	(20,936)

Cash and Foreign Currency:
Beginning of period	96,405

End of period	$75,469

Supplemental Disclosure of Cash Flow Information:
Interest paid during the period	$21,250

Reinvestment of dividends	10,643,807

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
Net Asset Value, Beginning of Period	$27.57		$26.95	$28.22	$27.70	$27.52	$27.30
Income from Investment Operations:
Net investment income(a)	0.30		0.56	0.67	0.77	0.65	0.67
Net realized and unrealized gain (loss)	2.27		1.12	(0.74)	0.99	0.79	0.85

Total from investment operations	2.57		1.68	(0.07)	1.76	1.44	1.52

Less Distributions:
Distribution from net investment income and net realized gains	(0.57)		(0.86)	(0.73)	(0.79)	(0.61)	(0.75)
Return of Capital	—		(0.20)	(0.47)	(0.45)	(0.65)	(0.55)

Total Distributions	(0.57)		(1.06)	(1.20)	(1.24)	(1.26)	(1.30)

Net Asset Value, End of Period	$29.57		$27.57	$26.95	$28.22	$27.70	$27.52

Total Return Based On Net Asset Value	9.44	%(b)	6.00%	(0.27)%	6.70%	5.32%	5.79%
Ratios and Supplemental Data
Net assets, end of period (000’s)	$2,749,747		$2,496,261	$2,965,212	$2,797,314	$2,184,488	$1,390,152
Ratios of gross expenses to average net assets	1.25	%(c)	1.20%	1.19%	1.17%	1.24%	1.27%
Ratios of net expenses to average net assets	1.25	%(c)	1.20%	1.19%	1.17%	1.24%	1.27%
Ratios of net investment income to average net assets	2.07	%(c)	2.09%	2.37%	2.77%	2.37%	2.45%
Portfolio turnover rate	22.65	%(b)	26.19%	15.77%	13.48%	13.03%	24.97%

(a)	Per Share amounts are calculated based on average outstanding shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund’s primary investment objective is to seek consistent current income, while its secondary objectives are capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund is authorized to issue an unlimited number of common shares of beneficial interest without par value and has registered an aggregate offering amount of $5.5 billion. The Fund’s investment adviser is Versus Capital Advisors LLC (the ‘‘Adviser’’).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources. Dividends and distributions to shareholders are recorded on the ex-dividend date.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2021, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2021, tax character of the distribution paid by the Fund was approximately $22,759,000 of ordinary income dividends, approximately $65,190,000 of long-term capital gains and approximately $20,449,000 of return of capital. For the year ended March 31, 2020, tax character of the distribution paid by the Fund were approximately $47,288,000 of ordinary income dividends, approximately $26,990,000 of long-term capital gains and approximately $48,456,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses. As of March 31, 2021, the Fund had no capital loss carryovers available to offset future capital gains.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended March 31, 2021, the Fund did not have any qualified late year losses.

As of September 30, 2021, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $259,873,000, $(17,880,000) and $241,993,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2021, was approximately $2,486,204,000.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. SECURITIES VALUATION

Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Furthermore, the Fund’s Adviser will review the valuation methodology of any pricing service used in the Fund’s investment valuation process, subject to oversight and/or approval of the Board.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Investment Funds - The Board has adopted procedures pursuant to which the Fund will value its investments in Private Investment Funds. Before investing in any Private Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by such Private Investment Fund, which as a general matter will employ market values when available, and otherwise look at principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by the Fund for valuing its own investments. The Adviser shall use its best efforts to ensure that each private Investment Fund has in place policies and procedures that are consistent with the practices provided for in the Real Estate Information Standards (‘‘REIS’’), as established and amended by the National Council of Real Estate Investment Fiduciaries (‘‘NCREIF’’) in conjunction with the Pension Real Estate Association (‘‘PREA’’), or comparable standards which may apply. REIS provides underlying principles behind the disclosure of reliable information with adequate policies and practices that include, but are not limited to the following:

•

Property valuation standards and policy that are expected to be applied consistent with Generally Accepted Accounting Principles (“GAAP”) fair value principles and uniform appraisal standards or such comparable standards as may apply to international managers. Real estate investments are required to be valued, (a) internally (by the Private Investment Fund’s manager) with third party (preferably an accounting or valuation firm) oversight to assure the reasonableness of and compliance with valuation policies, at least quarterly and (b) externally by an appraiser or other third party preferably once annually, but at least once every 36 months. Furthermore, the valuations should be performed with impartiality, objectivity and independence,

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

and with control to demonstrate they have been completed fairly. This includes the maintenance of records of methods and techniques for valuation with sufficient documentation to understand the scope of work completed.

•

Market Value Accounting and Reporting Standards including the production of quarterly financial statements and annual audited financials. This also incorporates quarterly performance measurement and reporting standards for every asset held by the Private Investment Fund. After investing in a Private Investment Fund, the Adviser will monitor the valuation methodology used by such Private Investment Fund and its manager.

The Fund values its investments in Private Investment Funds based in large part on valuations provided by the managers of the Private Investment Funds and their agents. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes. The calculated NAVs of the Private Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of the Private Investment Funds and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. The Board and the Adviser may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in Investment Funds, these valuations have a considerable impact on the Fund’s NAV.

For each quarterly period that the NAVs of the Private Investment Funds are calculated by the managers of such funds, each Private Investment Fund’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported. The Adviser will review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The Adviser may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Adviser’s Valuation Committee may determine to value the Fund’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Adviser’s Valuation Committee, subject to the review and ratification of the Board’s Valuation Committee. The Fund’s valuation of each Private Investment Fund is individually updated as soon as the Adviser completes its reasonableness review, including any related necessary additional information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each private Investment Fund is estimated by the Adviser to generate during the current quarter. The Adviser’s Valuation Committee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board’s Valuation Committee. The September 30, 2021 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its September 30, 2021 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	–	unadjusted quoted prices in active markets for identical securities

• Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2021 is as follows:

	Total Market Value at 09/30/2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Private Investment Fund	$34,451,506	$—	$—	$34,451,506
Common Stocks*	418,952,242	337,558,525	81,393,717	—
Preferred Stocks*	59,569,890	59,569,890	—	—

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

	Total Market Value at 09/30/2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Commercial Mortgage Backed Securities	$134,064,889	$—	$134,064,889	$—
Short-Term Investment	85,371,025	85,371,025	—	—

Subtotal	$732,409,552	$482,499,440	$215,458,606	$34,451,506

Private Investment Funds (held at NAV)*	1,995,787,695

Total	$2,728,197,247

*	See Portfolio of Investments for industry breakout.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Private Investment Fund

Balance as of 03/31/2021	$—
Transfers into Level 3	—
Net purchases (sales)	35,220,806
Accretion and Amortization	—
Realized Gain	—
Change in unrealized gain/loss	(769,300)

Balance as of 09/30/2021	$34,451,506

For the six months ended September 30, 2021, the total change in unrealized loss on Level 3 securities still held at the end of the year was $(769,300).

Private Investment Funds that are fair valued at a value other than as reported by the Private Investment Fund are categorized as Level 3 of the fair value hierarchy. Such investments will generally be fair valued via an internally developed model that may include estimates of income, expenses, realized or unrealized appreciation/depreciation on investments to be recognized by the Private Investment Fund, or other relevant inputs. Significant changes in such estimates could have material impacts to the resulting fair valuation of the investment. The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy at September 30, 2021:

Category	Total Fair Value at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Range

Private Investment Funds	$34,451,506	Model	Estimated Annual Property Appreciation	1.30% - 3.90%

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund’s NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund incurred fees to the Adviser of approximately $12,253,000 for the six months ended September 30, 2021, which are included within Adviser fees on the accompanying statement of operations.

The Adviser has retained the services of Security Capital Research & Management, Inc. and Principal Real Estate Investors, LLC as sub-advisers of the Fund (the “Sub-Advisers”). The Sub-Advisers each manage a specified portion of the Fund’s assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs. Fees paid to the Sub-Advisers are based on the average net assets that they manage at an annual rate between 0.45% and 1.00%. The Fund incurred fees to the Sub-Advisers of approximately $2,015,000 for the six months ended September 30, 2021, which are included within Adviser fees on the accompanying statement of operations.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of all Committees. The Chairman of the Audit Committee receives an additional fee

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Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s Chief Compliance Officer.

NOTE 5. MARKET RISK FACTORS

The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:

General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). This is especially true under current conditions because interest rates and bond yields are near historically low levels. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.

Market Disruption and Geopolitical Risk. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, tariffs and trade wars, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. For example, an outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak has caused significant market volatility and declines in global financial markets and may continue to adversely affect global and national economies, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The COVID-19 pandemic and its effects could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2021, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $644,648,000 and $579,645,000, respectively. For the six months ended September 30, 2021, the purchases and sales of U.S. Government securities were approximately $847,000 and $0, respectively.

NOTE 7. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Request Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require shareholders to submit their tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2% of the Fund’s outstanding Shares. If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding Shares, the Fund is required to repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their Shares before prorating other amounts tendered. Because of the potential for proration, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

Results of the Fund’s Repurchase Offers during the six months ended September 30, 2021 are as follows:

Repurchase Request Deadline/Pricing Date	Repurchase Offer Amount (Percentage)	Repurchase Offer Amount (Shares)	Shares Tendered for Repurchase	Percentage of Tendered Shares Repurchased	Value of Repurchased Shares

April 23, 2021	8%	7,338,912	6,161,022	100%	$171,021,942
July 23, 2021	8	7,392,545	3,040,247	100%	87,506,629

NOTE 8. LINE OF CREDIT

Effective April 15, 2021, the Fund renewed its $150,000,000 line of credit (“LOC”) with Zions Bancorporation N.A. dba Vectra Bank Colorado (“Vectra”). Borrowings, if any, under the LOC bear interest at the one month LIBOR/Rate plus 1.50% at the time of borrowing with a minimum interest rate of 2.50%. The Fund incurred interest expense of approximately $21,000 during the six months ended September 30, 2021. In addition, the Fund incurs a Non-Utilization Fee equal to 0.375% on the portion of the LOC not being used and certain origination and structuring fees (the “other LOC fees”). The Fund incurred other LOC fees equal to approximately $458,000 during the six months ended September 30, 2021. As collateral for the lines of credit, the Fund would grant Vectra a first position security interest in and lien on securities held by the Fund in a collateral account. The Fund’s outstanding borrowings from the LOC were $0 at September 30, 2021 and the Fund complied with all covenants of the LOC during the six months ended September 30, 2021.

NOTE 9. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deemsit in the best interest of its shareholders. This and other important information are described in the Fund’s Prospectus.

As of September 30, 2021, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par		Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	%of Net Assets	Redemption Notice(d)

AEW Core Property Trust (U.S.), Inc.
Class A Shares	7/2/2013	100,727		$97,988	$110,382	$—	4.0%	45 Days(e)
Class B Shares	7/2/2013	28,443		27,670	31,169	—	1.1%	45 Days
AEW Value Investors US LP	8/17/2017	—	(f)	35,282	44,183	39,718	1.6%	90 Days
Barings European Core Property Fund	6/13/2017	70,913		97,932	98,582	25,000	3.6%	60 Days

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

Security(a)	Acquisition Date(b)	Shares/Par		Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	%of Net Assets	Redemption Notice(d)
CBRE U.S. Core Partners LP	3/29/2018	85,567,059		$120,312	$143,334	$—	5.2%	60 Days
Clarion Gables Multifamily Trust LP	3/4/2019	89,172		115,944	127,925	10,000	4.6%	90 Days
Clarion Lion Properties Fund LP	7/1/2013	127,263		174,217	216,453	—	7.9%	90 Days(e)
GI Partners ETS Fund	9/24/2021	34,383		35,221	34,452	65,617	1.3%	90 Days(g)
GWL U.S. Property Fund LP	12/30/2019	—	(h)	125,000	135,953	—	4.9%	90 Days
Harrison Street Core Property Fund LP	8/13/2014	79,032		110,592	117,120	—	4.3%	45 Days
Heitman America Real Estate Trust LP	12/2/2014	123,817		148,762	160,338	—	5.8%	90 Days(e)
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	144,358		146,897	145,337	—	5.3%	90 Days
Invesco Core Real Estate USA LP	12/31/2013	889		154,500	181,687	35,000	6.6%	45 Days
Invesco Real Estate Asia Fund	9/30/2014	1,049,052		133,426	148,407	—	5.4%	45 Days
LaSalle Property Fund LP
Class A Shares	8/31/2015	19,839		32,121	35,429	—	1.3%	45 Days
Class B Shares	8/31/2015	1,422		2,302	2,539	—	0.1%	45 Days
RREEF America REIT II, Inc.	9/30/2013	892,120		105,590	121,819	11,250	4.4%	45 Days
Trumbull Property Fund, LP	9/30/2013	2,979		32,094	31,255	—	1.1%	60 Days(i)
Trumbull Property Income Fund, LP	4/1/2016	3,274		40,169	43,135	—	1.6%	60 Days(i)
US Government Building Open-End Feeder, LP	5/1/2014	—	(j)	51,887	63,357	—	2.3%	60 Days
Walton Street Real Estate Core-Plus Fund, LP	9/29/2021	32,006		32,006	37,383	42,993	1.4%	45 Days(g)

Total				$1,819,912	$2,030,239	$229,578	73.8%

(a)

The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	At September 30, 2021, the Fund has an additional outstanding unfunded commitment of $80 million related to two new investment funds. Unfunded Commitments approximate their fair values.
(d)	The investment funds provide for a quarterly redemption subject to the notice period listed.
(e)

The Fund submitted a partial redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(f)	Partnership is not designated in units. The Fund owns approximately 19.3% at September 30, 2021.
(g)	3 year lockup from initial purchase.
(h)	Partnership is not designated in units. The Fund owns approximately 13.1% at September 30, 2021.
(i)

The Fund submitted a full redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(j)	Partnership is not designated in units. The Fund owns approximately 2.8% at September 30, 2021.

NOTE 10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Adviser is currently evaluating the impact, if any, of the ASU on the Fund’s financial statements.

In April 2020, the SEC issued a final rule entitled “Securities Offering Reform for Closed-End Investment Companies” (the “Release”) containing amended rules and forms intended to streamline the registration, communications and offering practices for business development companies and registered closed-end investment companies (“registered CEFs”), including interval funds and tender offer funds. Among its provisions, the Release amends Form N-2 to extend a Management Discussion of Fund Performance disclosure requirement to the annual reports of all registered CEFs and also mandates the inclusion of a Fee and Expense Table, Share Price Data information and a Senior Securities Table, all of which are currently contained in a registered CEF’s prospectus, in its annual report. The Release’s rule and form amendments became effective August 1, 2020, with the new annual report requirements effective in August 2021. The Adviser is currently evaluating the impact, if any, of the Release on the Fund’s fiscal 2022 annual report.

In December 2020, the SEC adopted a final rule (Rule 2a-5) under the 1940 Act addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for the new rule. The Adviser is currently evaluating the impact, if any, on the financial statements.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there are no additional subsequent events to report.

The Fund offered to repurchase 8% of its outstanding shares, representing 7,547,208 shares, with respect to its October 22, 2021 Repurchase Offer. Shareholders actually tendered 2,805,071 total shares for repurchase. The Fund repurchased 100% of total tendered shares, representing approximately $83,450,872.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q, within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund’s Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no Sales Load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on May 27, 2021, the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the continuation of the following investment advisory agreements: (1) the Investment Management Agreement between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Management Agreement”), (2) the Investment Sub-Advisory Agreement between the Adviser and Security Capital Research & Management Incorporated (“Security Capital” or “Sub-Adviser”) and (3) the Investment Sub-Advisory Agreement between the Adviser and Principal Real Estate Investors, LLC (“Principal” or “Sub-Adviser”). (The Investment Sub-Advisory Agreements each are referred to as a “Sub-Advisory Agreement” and together with the Management Agreement are referred to as the “Agreements.”) In preparation for that meeting, the Independent Directors met on May 17, 2021, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the Agreements, to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to a request for information on behalf of the Independent Directors (the “Initial Responses”) and to determine any additional information to be requested, which supplemental information was included with the May Board meeting materials (the “Supplemental Responses,” which together with the Initial Responses are referred to as the “Responses”). At the May 27, 2021 Investment Committee meeting, the Independent Directors further reviewed the Responses and received a presentation from the Adviser. The Independent Directors further discussed continuation of the Agreements in an executive session with independent legal counsel, after which they recommended to the full Board the continuation of the Agreements.

Management Agreement

Matters considered by the Board in connection with its approval of the Management Agreement included, among other factors, the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreement: The Board reviewed and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities, including its business continuity plan and information security program and steps taken to respond to the COVID-19 pandemic, the Adviser’s Form ADV, the Management Agreement and other materials provided by the Adviser relating to the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services provided. The Board considered the investment strategy employed by the Adviser for investing in third party private funds and domestic and internationally publicly traded real estate securities. Additionally, the Board considered the Adviser’s description of the investment decision-making process for the Fund, including the multi-step process for the selection of sub-advisers to manage portions of the Fund’s assets and the multi-step process for the selection of private funds for investment of Fund assets. The Board considered the Adviser’s addition of staff and resources to provide research and analysis of sub-advisers and private funds and the plans to reduce the use of outside consulting services for such information. The Board also considered the Adviser’s process for ongoing monitoring of sub-advisers and private funds, including the review of performance and investment risk, the review to ensure that investments are consistent with the Fund’s investment objective, the review of leverage, compliance updates, due diligence visits and on-going monitoring for the impact of the COVID-19 pandemic on their operations. In addition to the portfolio construction and investment management services outlined above, the Board reviewed the additional services provided by the Adviser, including, but not limited to: compliance services; certain administrative services, including valuation of assets, management of liquidity to meet quarterly repurchases and oversight of service providers; and distribution, marketing and shareholder services. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its contractual obligations as well as the risks assumed by the Adviser in managing the Fund. The Board received and reviewed financial statements from the Adviser and information about the Adviser’s insurance coverage. The Board considered the additional resources added to support the Adviser’s administrative functions and the steps taken by the Adviser to enhance the compliance program. The Board concluded that the Adviser was qualified to perform the services needed to successfully implement the Fund’s investment strategy.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudited)

Performance: The Board received and reviewed performance information for the Fund. The Board evaluated performance in light of the Fund’s primary objective of seeking consistent current income, with a secondary objective of capital preservation and long-term capital appreciation. The Board considered the Adviser’s success in seeking to achieve these objectives by allocating capital primarily among a select group of investment managers with expertise in managing portfolios of direct real estate and real estate-related securities. The Board considered the returns of the Fund for the one-year, three-year, five-year, and since inception periods ended March 31, 2021 and compared the Fund’s return to the NCREIF Fund Index -Daily Priced. The Board also considered the income distributions from the Fund. The Board also considered the returns of the Fund for the one-year, three-year, five-year, and since inception periods ended March 31, 2021 as compared to a peer group of closed-end interval funds (the “Peer Group”) provided by the Adviser. The Adviser explained that the Peer Group was comprised of the six other interval funds that provide access to both private and public real estate and discussed the reasons for differences in the performance of the Fund and the Peer Group. Based on the information provided, the Board concluded that the Adviser was meeting the Fund’s investment objectives and had delivered an acceptable level of investment returns to shareholders

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee paid to the Adviser by the Fund in light of the nature, extent and quality of the investment advisory services provided by the Adviser. As a part of this review, the Board noted that the Fund directly pays the sub-advisory fees of Security Capital and Principal, and considered the aggregate fee paid by the Fund for advisory services. The Board also reviewed a breakdown of other Fund expenses. The Board considered the aggregate advisory fee and the total expense ratio of the Fund in comparison to the Peer Group. The Board also considered the Adviser’s representation that it had no other client with a comparable investment strategy to the Fund. The Board compared the advisory fee and total expense ratio of the funds in the Peer Group with those of the Fund and considered that the Fund’s advisory fee and total expense ratio were each below the average and weighted average of the Peer Group. In light of these and other factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund. As a part of this consideration the Board reviewed the Adviser’s 2019 and 2020 audited financial statements. The Board reviewed information provided by the Adviser regarding profitability from the fund complex. The Adviser reviewed its methodology for computing the information provided. The Board also considered the increase in overhead detailed by the Adviser as a result of additions of investment and other resources during the past year and the future intention to add more resources. The Board noted that the Fund was a specialized product that required appropriate expertise. The Board concluded that based upon these factors, the Adviser’s profits were not unreasonable.

Indirect benefits of providing advisory services: The Board took into account the Adviser’s statement that it does not receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Board considered the Adviser’s representation that the advisory fee structure for the Fund had been set to price the Fund at scale at the time of its launch, which would give the Fund the benefits of scale without waiting for asset growth. The Board also considered the level of the current assets in the Fund and the competitive level of the Fund’s advisory fee within its Peer Group, as well as the additional investments being made by the Adviser into resources to support the services provided to the Fund. The Board concluded that the lack of advisory fee breakpoints was appropriate at this time and any economies of scale were appropriately reflected in the advisory fee paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement, determined that the continuation of the Management Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering the Management Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Sub-Advisory Agreements

Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements included, among other factors, the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund, the resources made available to such personnel and the processes for monitoring for best execution of trades and allocation of investment opportunities. The Board also considered the Sub-Advisers’ financial strength, business continuity plan and information security program and response to the COVID-19 pandemic, compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, extent and quality of the services provided by the Sub-Advisers were satisfactory.

Investment Performance. As to each Sub-Adviser, the Board considered that the Adviser had evaluated the investment performance and recommended the continuation of the Sub-advisory Agreement. For Security Capital, performance information was reviewed for the one-year, three-year, five-year, and since inception (December 13, 2013) periods through March 31, 2021. For Principal, performance information was reviewed for the one-year, three-year, and since inception (March 13, 2017) periods through March 31, 2021. Based upon the performance attribution information provided and the Adviser’s evaluation, the Board concluded that the services of each Sub-Adviser were satisfactory.

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers. For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the sub-advisory fee rate was negotiated at arm’s length between the Adviser and the Sub-Adviser. The Board noted that the Adviser had negotiated additional breakpoints or lower fees in the Security Capital and Principal agreements if higher asset levels were met, which would result in

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudited)

lower fees to shareholders at such higher asset levels. In addition, for Security Capital, the Board received information regarding fees charged to other clients of the Sub-Adviser with similarly managed portfolios and asset levels. For Principal, the Board was advised that the fee was determined by the Adviser to be competitive.

The Board considered whether there are economies of scale with respect to the sub-advisory services provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules.

The Board considered the profitability to each Sub-Adviser. For each Sub-Adviser, the Board considered the amount of fees paid to the Sub-Adviser under the agreement, the level of services provided and the competitiveness of the fee. Based upon its review, the Board concluded that the profitability of each Sub-Advisory Agreement was not unreasonable.

The Board also considered the character and amount of other incidental benefits received by each Sub-Adviser when evaluating the sub-advisory fees. The Board considered as a part of this analysis that neither Sub-Adviser identified any significant fall-out benefits. The Board considered each Sub-Adviser’s brokerage practices and soft dollar practices. The Board concluded that taking into account the incidental benefits received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

Conclusion. The Board, having requested and received such information from the Sub-Advisers as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, determined that the continuation of each Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Conclusion

The Board, having reviewed each of the Agreements, determined that each Agreement should be renewed because each continues to enable the Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable and in the interests of investors.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not Applicable

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/1/2021

By (Signature and Title)*	/s/ Brian Petersen
Brian Petersen, Chief Financial Officer
(principal financial officer)

Date	12/1/2021

* Print the name and title of each signing officer under his or her signature.